General	9 Months Ended
Sep. 30, 2023
General [Abstract]
General

1.      General

XBP Europe, Inc. (the “Company”, “XBP”, “the Business” or “our”) is a pan-European integrator of bills, payments and related solutions and services seeking to enable digital transformation of businesses. The Company’s name — “XBP” — stands for “exchange for bills and payments” and reflects the Company’s strategy to facilitate connections between buyers and suppliers to optimize clients’ bills and payments and related digitization processes. XBP believes its business ultimately advances digital transformation, improves market-wide liquidity, and encourages sustainable business practices.

The Company provides business process management solutions with proprietary software suites and deep domain expertise, serving as a technology and operations partner for its clients’ strategic journeys and streamlining their complex, disconnected payment processes. The Company serves over 2,000 clients across Europe, the Middle East and Africa (“EMEA”). The Company’s client relationships span multiple industries, including banking, healthcare, insurance, and the public sector. The Company is able to deploy its solutions to clients in any EMEA market due to its cloud-based structure. Its physical footprint spans 15 countries with 34 locations.

Basis of Presentation

Throughout the period covered by the combined and consolidated financial statements, the Company operated as part of Exela Technologies, Inc. (“Exela” or “Parent”). Consequently, stand-alone financial statements have not historically been prepared for the Company. The accompanying combined and consolidated financial statements have been prepared from Exela’s historical accounting records and are presented on a stand-alone basis as if the Company’s operations had been conducted independently from Exela. The operations of the Company are in various legal entities with a direct ownership relationship. Accordingly, Exela and its subsidiaries’ net parent investment in these operations is shown in lieu of a statement of stockholder’s equity in the combined and consolidated financial statements. The combined and consolidated financial statements and related notes to the combined and consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

The combined and consolidated statements of operations and comprehensive loss include all revenues and costs directly attributable to XBP, including costs for facilities, functions and services used by XBP. Costs for certain functions and services such as accounting, finance and IT delivered by Exela are directly charged to XBP based on specific identification when possible or based on a reasonable allocation driver such as net sales, headcount, usage or other allocation methods. Current and deferred income taxes have been determined based on the stand-alone results of XBP. However, because the Company filed as part of Exela’s tax group in certain jurisdictions, the Company’s actual tax balances may differ from those reported. The Company’s portion of its domestic and certain income taxes for jurisdictions outside the United States are deemed to have been settled in the period the related tax expense was recorded.

All intercompany transactions and balances within the Company have been eliminated. The combined and consolidated financial statements of the Company include assets and liabilities that have been determined to be specifically identifiable or otherwise attributable to the Company. Transactions with affiliated companies owned by Exela or its subsidiaries which are not a part of the Company are reflected as related party transactions.

All of the allocations and estimates in the combined and consolidated financial statements are based on assumptions that management of Exela believes are reasonable. However, the combined and consolidated financial statements included herein may not be indicative of the financial position, results of operations, and cash flows of the Company in the future or if the Company had been a separate, stand-alone entity during the periods presented.

1.      General (cont.)

Actual costs that would have been incurred if XBP had been a stand-alone Company would depend on multiple factors, including organizational structure and strategic decisions.

The accompanying condensed combined and consolidated financial statements have been prepared using accounting principles generally accepted in the United States of America (“GAAP”) as they apply to interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. These accounting principles require the Company to use estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results may differ from our estimates.

These condensed combined and consolidated financial statements should be read in conjunction with the audited combined and consolidated financial statements and the related notes to the combined and consolidated financial statements of the Company as of and for the year ended December 31, 2022 included as an index to financial statements in the CF Acquisition Corp. VIII Form S-1 Registration Statement under the Securities Act of 1933 (as amended, the “Form S-1”) filed with the Securities and Exchange Commission (“SEC”) on August 14, 2023, September 29, 2023 and October 10, 2023 and available at the SEC’s website at http://www.sec.gov.

The condensed combined and consolidated financial statements are unaudited, but in the opinion of management, include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the results for the interim period. The interim financial results are not necessarily indicative of results that may be expected for any other interim period or the fiscal year.

Classification Adjustment

In preparing the condensed combined and consolidated financial statements for the three and six months ended June 30, 2023, the Company determined that net parent investment should be reduced by $18.9 million with an offsetting increase to foreign currency translation adjustment in the same amount, in order to conform carve-out financial statements of XBP Europe, Inc. to the transaction parameter of the Merger Agreement. Accordingly, the condensed combined and consolidated balance sheet as of September 30, 2023 and statement of changes in net parent investment for the nine months ended September 30, 2023 were adjusted for this reclass.

Merger/Business Combination with CF Acquisition Corp. VIII

On October 9, 2022, XBP entered into an Agreement and Plan of Merger (“Merger Agreement”) with CF Acquisition Corp. VIII, a special purpose acquisition company (“CF VIII”), whereby the business combination will be accounted for as a reverse capitalization in accordance with Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). Under this method of accounting, CF VIII will be treated as the “acquired” company for financial reporting purposes with XBP surviving as a direct wholly-owned subsidiary of CF VIII.

The Merger Agreement contains customary representations, warranties, closing conditions and other terms relating to the business combination. The transaction is expected to close in the second half of 2023.